Notes to the statement of financial position - Inventories, impairment allowance roll forward (Details) - Inventory Valuation Reserve - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Movement In Valuation Allowances And Reserves1 [Roll Forward]
Beginning Balance	€ 4,208	€ 3,399
Addition	1,432	4,175
Utilization	(3,528)	(3,283)
Release	(680)	(83)
Ending Balance	€ 1,432	€ 4,208